Equity (Details) - Schedule of accumulated other comprehensive income (loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (8,771)	$ (8,846)
Other comprehensive income before reclassifications		1,852
Other comprehensive income (loss) before reclassifications	(4,540)
Amounts reclassified from accumulated other comprehensive loss	(43)	291
Other comprehensive income (loss)	(4,583)	2,143
Ending balance	(13,354)	(6,703)
Net Unrealized Gain (Loss) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,572	(1,673)
Other comprehensive income before reclassifications		1,710
Other comprehensive income (loss) before reclassifications	(1,049)
Amounts reclassified from accumulated other comprehensive loss	(43)	291
Other comprehensive income (loss)	(1,092)	2,001
Ending balance	480	328
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(10,343)	(7,173)
Other comprehensive income before reclassifications		142
Other comprehensive income (loss) before reclassifications	(3,491)
Amounts reclassified from accumulated other comprehensive loss
Other comprehensive income (loss)	(3,491)	142
Ending balance	$ (13,834)	$ (7,031)